Divestitures and Assets held for sale (Details2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 transaction
Current assets held for sale
Receivables	$ 25
Inventory	109
Current assets held for sale	134
Non-current assets held for sale
Property, plant and equipment - net	28
Intangible assets	186
Goodwill	296
Non-current assets held for sale	$ 510
Number of transactions classified as held for sale	2